ALLSTATE LIFE INSURANCE COMPANY
LAW AND REGULATION DEPARTMENT
3100 Sanders Road, J5B
Northbrook, IL 60062

Allen Reed
Direct Dial 847 402-5745
Attorney

March 15, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

    Re:           Allstate Life Insurance Company ("Registrant")
           Post-Effective Amendment No. 1 to Form S-3 Registration Statement
           (File Nos. 333-178570; CIK No. 0000352736); Additional Revisions

Commissioners:

On behalf of the above-named Registrant, filed herewith is one electronically formatted and blacklined copy of the Post-Effective Amendment No. 1 to the above-referenced registration statement ("Registration Statement") under the Securities Act of 1933 ("Securities Act").

Registrant is filing the Registration Statement for the purpose of responding to Staff comments provided via telephone to the Registrant on March 9, 2012 and in a brief subsequent discussion on March 13, 2012.

Set forth below is a recital of each comment, followed immediately by the Registrant's response.  All page numbers cited reference the supplied blacklined Registration Statement.

1.	Add a continuous offering statement and provide a new effective date on the cover.

RESPONSE: Registrant has added a continuous offering of securities statement now appearing on the face page.  The statement provides:  “This is intended to be a continuous offering and is not expected to terminate until all of the registered interests have been sold or three years from the date of the prospectus, whichever is earlier.  The interests are being sold on a "best efforts" basis which means that Allstate Distributors, L.L.C. will use its best efforts but is not required to sell any specific amount of interests registered herein.”  Further, the cover now provides a date of March 16, 2012.

2.	Under the section“What is RightFit” include the minimum and maximum performance rates.

RESPONSE: Registrant has incorporated the change on page 4.

3.	Throughout the prospectus, change the linkage between the S&P 500 Index and the Floor and Ceiling from “and“to “subject to”.

RESPONSE: Registrant has incorporated the change at pages 4, 5, and 9 (in both the text and in the Timeline).

4.	Under “Contract at a Glance” at the Investment Option Period subsection, specify that the preferred withdrawal amount is available each contract year.

RESPONSE: Registrant has incorporated the change on page 5.

5.	Specify that the Floor for the ConservativeFit Investment Option and the Access Account will always be zero percent.

RESPONSE: Registrant has incorporated the change on pages 5, 6, 9, 16, and 17.

6.	Under “Contract at a Glance” change the order of definitions and place “Preferred Withdrawal Amount” above “Withdrawals.”

              RESPONSE: Disclosure has been revised accordingly at page 6.

7.	Under “Risk Factors” bold all language under the Risk of Loss subsection and further explain when surrender values may result in a loss to the customer greater than the Floor.

RESPONSE: Disclosure has been revised accordingly at page 8.

8.	Under “Index” on page 18, change language providing that Registrant “may offer additional indices” to “may use additional indices.”

RESPONSE: Disclosure has been revised accordingly at page 18.

In addition, in light of the 10-K filed on March 8, 2012, the Registrant has updated the Section entitled Annual Reports and Other Documents appearing on page 34.

Registrant has requested acceleration of the effectiveness of this Amendment under separate cover to March 16, 2012.  Registrant and its principal underwriter have authorized their counsel to state on their behalf that they are aware of their obligations under the Securities Act.

A Tandy Representation letter has been previously provided under separate cover.

We appreciate the Staff’s assistance in this review. If you have any questions, please do not hesitate to call me at 847/402-7085. Thank you again for your assistance and consideration.

Sincerely,

Allen R. Reed
Senior Attorney

Enclosures